Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pre-Stock Split [Member]
Earnings per share
Earnings per share basic		$ 0.33	$ 0.05	$ 0.12
Weighted average number of shares in issue for the year
Weighted average number of shares basic		8,389,750	41,948,748	41,948,748
Adjustments [Member]
Earnings per share
Earnings per share basic	$ 8	$ (0.11)	$ 0.1	$ 0.29
Weighted average number of shares in issue for the year
Weighted average number of shares basic	(29,364,123)	4,194,875	(29,364,123)	(29,364,123)
Post-Stock Split [Member]
Earnings per share
Earnings per share basic		$ 0.22	$ 0.15	$ 0.41
Weighted average number of shares in issue for the year
Weighted average number of shares basic		12,584,625	12,584,625	12,584,625